Impairments - Loan credit quality (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	kr 341,277	kr 359,484
AA+ to A-
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	80,079	85,056
BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	79,903	75,529
CCC to D
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	2,481	919
Gross carrying amount | Loans
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	263,517	283,931
Gross carrying amount | Loans | AA+ to A-
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	45,539	40,548
Gross carrying amount | Loans | BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	122,962	141,698
Gross carrying amount | Loans | BB+ to BB-
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	64,823	72,476
Gross carrying amount | Loans | B+ to B-
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	18,874	18,990
Gross carrying amount | Loans | CCC to D
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	11,319	10,219
Gross carrying amount | Stage 1 | Loans
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	222,137	245,998
Gross carrying amount | Stage 1 | Loans | AA+ to A-
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	45,539	40,548
Gross carrying amount | Stage 1 | Loans | BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	121,602	141,632
Gross carrying amount | Stage 1 | Loans | BB+ to BB-
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	37,308	45,239
Gross carrying amount | Stage 1 | Loans | B+ to B-
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	17,354	18,437
Gross carrying amount | Stage 1 | Loans | CCC to D
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	334	142
Gross carrying amount | Lifetime expected credit losses | Stage 2 | Loans
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	35,421	30,678
Gross carrying amount | Lifetime expected credit losses | Stage 2 | Loans | BBB+ to BBB-
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	1,361	66
Gross carrying amount | Lifetime expected credit losses | Stage 2 | Loans | BB+ to BB-
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	27,515	27,237
Gross carrying amount | Lifetime expected credit losses | Stage 2 | Loans | B+ to B-
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	1,521	553
Gross carrying amount | Lifetime expected credit losses | Stage 2 | Loans | CCC to D
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	5,024	2,822
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	5,960	7,255
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans | CCC to D
Disclosure of credit risk exposure [line items]
Total, before expected credit losses	kr 5,960	kr 7,255